FEDERATED EQUITY FUNDS

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 23, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED EQUITY FUNDS (the “Trust” or “Registrant”)

Federated Kaufmann Small Cap Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Institutional Shares

Federated Prudent Bear Fund

Class A Shares

Class C Shares

Institutional Shares

(the “Funds”)

1933 Act File No. 2-91090

1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2015 for Federated Prudent Bear Fund and dated December 31, 2015 for Federated Kaufmann Small Cap Fund, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust, with respect to the Funds. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 182 on November 23, 2016.

If you have any questions regarding this certification, please contact me at 412-288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary